SMITH BARNEY MASSACHUSETTS MUNICIPALS FUND
SMITH BARNEY OREGON MUNICIPALS FUND
SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Supplement dated June 12, 1998
to the Prospectuses*

The following information supplements, and to the extent inconsistent therewith, replaces the information
contained in the Prospectuses.

Effective immediately, Class C shares will be renamed Class L shares.
 Effective June 15, 1998, Class L
shares will be sold at net asset value per share plus a maximum initial sales charge of 1.00%.

Class L Share Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or
indirectly as a Class L shareholder of the Funds shown below, based on the maximum sales charge and maximum
CDSC that may be incurred at the time of purchase or redemption and, unless otherwise noted, each Funds
operating expenses for its most recent fiscal year:


Massachusetts
Municipals
Oregon
Municipals
Aggressive
Growth
Fundamental
Value
Shareholder Transaction Expenses




Maximum sales charge imposed
on purchases (as a percentage
of offering price)
1.00%
1.00%
1.00%
1.00%
Maximum CDSC
(as a percentage of original cost
or
redemption proceeds, whichever is
lower)
1.00%
1.00%
1.00%
1.00%
Annual Fund Operating Expenses
(as a percentage of average net
assets)




Management fees
0.42%
0.12
0.80%
0.75%
12b-1 fees **
0.70%
0.70
1.00
1.00%
Other expenses
0.22%
0.51
0.17
0.17%
TOTAL FUND OPERATING EXPENSES
1.34%
1.33%
1.97
1.92%

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in class L shares of the Funds shown below will bear directly or indirectly. The example assumes
payment by each Fund of operating expenses at the levels set forth in the preceding table. See Purchase of
Shares, Redemption of Shares and Management of the Fund in the
 accompanying Prospectus for more
information.


Massachusetts
Municipals
Oregon
Municipals
Aggressive
Growth
Fundamental
Value

An investor would pay the following
expenses
on a $1,000 investment, assuming (1)
5.00% annual return and (2)
redemption at the end of
each time period:




1 year
34
33
40
39
3 years
52
52
71
70
5 years
83
82
115
113
10 years
170
169
237
232
An investor would pay the following
expenses
on the same investment, assuming the
same
annual return and no redemption:




1 year
24
23
30
29
3 years
52
52
71
70
5 years
83
82
115
113
10 years
170
169
237
232
The example also provides a means for the investor to compare expense levels of funds with different fee
structures over varying investment periods. To facilitate such comparison, all funds are required to
utilize a 5.00% annual return assumption. However, each Funds actual return will vary and may be greater or
less than 5.00%. This example should not be considered a representation of past or future expenses and
actual expenses may be greater or less than those shown.


Purchase of Shares:
Until June 25, 1999 purchases of Class L shares by investors who were holders of Class C shares of any
Smith Barney Mutual Fund
on June 12,1998 will not be subject to the 1% front-end sales charge.



*Prospectuses Dated:
  Massachusetts Municipals Fund	March 30, 1998
  Oregon Municipals Fund	August 28, 1997
  Aggressive Growth Fund	December 29, 1997
  Fundamental Value Fund	January 28, 1998

a "Management fees" have been restated to reflect the management fee waiver currently in effect for the Massachusetts Municipals Fund (MMF) and Oregon Municipals Fund (ORF). Absent the fee
waiver, the management fee would be incurred at the rate of 0.50% of each both Funds Class average daily net assets for the current fiscal period. Absent the fee waiver, total expenses would be at the rate of 1.42% and 1.96%, respectively for Class L shares of MMF and OMF. **Class L shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long term shareholders of Class L shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National
 Association of Securities Dealers, Inc.
u:\legal\users\mpk\massclsl.doc